Note 1 - Basis of Presentation and General Information (Details)	Feb. 22, 2016	Jun. 20, 2014 USD ($)	Apr. 21, 2014	Oct. 16, 2013	Dec. 31, 2015
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Number of Vessels				6
President, Cheif Executive Officer and Director [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Controlling Interest, Ownership Percentage					59.50%
Reverse Stock Split [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio			7
Reverse Stock Split [Member] | Subsequent Event [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10
M/T Stenaweco Energy [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Charter Term		2 years
Charter Option Term		1 year
Charter Rate per Day (in Dollars)		$ 16,000
M/T Stenaweco Energy [Member] | Option to Extend [Member]
Note 1 - Basis of Presentation and General Information (Details) [Line Items]
Charter Rate per Day (in Dollars)		$ 17,250